Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	2 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended
	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Mar. 31, 2019
Cash Flows from Operating Activities
Net loss	$ (31,465)	$ (144,725)	$ (490,102)	$ (2,147,357)
Adjustments to reconcile net loss to net cash and cash equivalents from operating activities:
Depreciation	245		1,367
Depreciation and amortization		732		79,860
Stock compensation expense		18,640	180,802	454,339
Changes in operating assets and liabilities which (used) provided cash:
Accounts Receivable		(18,000)		(2,831)
Prepaid expenses and other assets	(5,000)		(58,609)	14,589
Accounts payable			5,264	120,397
Accrued compensation				175,694
Accrued and other liabilities	19,992	298,589	226,931	(106,720)
Deferred offering costs		(215,256)
Net cash and cash equivalents used in operating activities	(16,228)	(60,020)	(134,347)	(1,412,029)
Cash Flows from Investing Activities
Purchase of property and equipment	(12,900)	(12,900)	(84,418)	(29,490)
Investment in capitalized software			(99,000)	(739,510)
Net cash and cash equivalents used in investing activities	(12,900)	(12,900)	(183,418)	(769,000)
Cash Flows from Financing Activities
Repayment of note to Lola One stockholder			(33,142)
Net repayments to stockholder	28,728	91,856	(27,663)	(1,065)
Issuance of common stock - net of offering costs	400	400	4,652,686
Net cash and cash equivalents (used in) provided by financing activities	29,128	92,256	4,591,881	(1,065)
Net Increase (Decrease) in Cash and Cash Equivalents		19,336	4,274,116	(2,182,094)
Cash and Cash Equivalents - Beginning of period				4,274,116
Cash and Cash Equivalents - End of period		$ 19,336	4,274,116	2,092,022
Significant Noncash Transactions
Assumption of Lola One liabilities concurrent with merger - as part of the merger, Lola One note payable of $33,452 was assumed and recorded in additional paid-in-capital, net of common stock issued			$ 33,142
Significant Noncash Transactions - Acquisition of capitalized software included in accounts payable and accrued liabilities				$ 75,100